Concentrations of Geographic and Credit Risk (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Concentrations of Geographic and Credit Risk
Percent of Korean based loans	99.00%	99.00%
Investments in Korean based debt and equity securities	99.00%	99.00%
Maximum interest and dividend income percent from a single entity	10.00%	10.00%	10.00%